Goodwill and Other Intangible Assets - Schedule of Goodwill Acquired (Details) - Photomedex, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Balance at beginning		$ 3,581
Disposal on sale of assets		(1,039)
Impairment of goodwill	$ (16,530)	(2,257)
Translation differences		(285)
Balance at ending	$ 3,581	$ 0